BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Statement (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
DISPOSALS AND DISCONTINUED OPERATIONS
Revenues	$ 9,794,419	$ 7,885,201	$ 17,439,822	$ 16,139,557	$ 33,072,261	$ 21,078,971
Cost of revenues	6,990,367	5,004,447	12,771,163	10,333,362	22,145,343	15,556,499
Gross profit	2,804,052	2,880,754	4,668,659	5,806,195	10,926,918	5,522,472
Selling, general and administrative expenses	5,397,640	6,421,235	10,118,405	12,556,211	22,314,329	14,388,877
Loss on impairment of intangible assets and goodwill	(322,616)		(322,616)		(548,492)	(2,403,628)
Loss from operations	(2,916,204)	(3,540,481)	(5,772,362)	(6,750,016)	(11,935,903)	(11,270,033)
Other income (expense):
Interest expense	844,128	85,757	1,348,196	573,076	1,175,516	2,695,839
Loss on extinguishment of debt and vendor payable	(28,029)	(825,067)	(28,029)	(3,331,474)	(3,010,366)	(1,645,443)
Change in fair value of convertible debt	(442,573)	(510,577)	(546,811)	(830,272)	(2,146,284)	(1,707,747)
Change in fair value of forward purchase agreement				(971,000)	(971,000)	(8,254,390)
Change in fair value of derivative liabilities	18,975	(510,661)	(39,313)	(544,209)	(365,158)	(187,428)
Change in fair value on 3(a)(10) Settlement Agreement (Note 6)	19,000	(1,335,928)	(34,000)	(925,677)	(721,829)
Other income (expense), net	96,902	(85,464)	107,336	162,393	465,826	78,333
Total other income (expense), net	1,739,291	(3,353,454)	(1,633,810)	(7,013,315)	(5,317,570)	(10,892,477)
Net loss	(12,751,166)	4,657,171	(6,081,421)	11,634,510	16,057,672	22,508,208
Other income / (expense):
Income from discontinued operations, net of tax	13,928,079	2,236,764	13,487,593	2,128,821	1,195,801	(345,698)
Net loss from continuing operations	(1,176,913)	(6,893,935)	(7,406,172)	(13,763,331)	(17,253,473)	(22,162,510)
Previously reported
DISPOSALS AND DISCONTINUED OPERATIONS
Revenues		8,511,491		17,499,834
Cost of revenues		5,538,614		11,513,224
Gross profit		2,972,877		5,986,610
Selling, general and administrative expenses		6,292,160		12,579,336
Loss from operations		(3,319,283)		(6,592,726)
Other income (expense):
Interest expense		102,171		595,635
Loss on extinguishment of debt and vendor payable		(1,599,285)		(4,105,692)
Change in fair value of convertible debt		(510,577)		(830,272)
Change in fair value of forward purchase agreement				(971,000)
Change in fair value of derivative liabilities		(510,661)		(544,209)
Bargain Purchase Gain		(2,486,702)		2,486,702
Change in fair value on 3(a)(10) Settlement Agreement (Note 6)		207,715		617,966
Other income (expense), net		(58,548)		151,419
Total other income (expense), net		(86,825)		(3,790,721)
Net loss		(3,406,108)		(10,383,447)
revision adjustments
DISPOSALS AND DISCONTINUED OPERATIONS
Revenues		150,600		150,600
Cost of revenues		138,440		138,440
Gross profit		12,160		12,160
Selling, general and administrative expenses		493,798		493,798
Loss from operations		(481,638)		(481,638)
Other income (expense):
Loss on extinguishment of debt and vendor payable		774,218		774,218
Change in fair value on 3(a)(10) Settlement Agreement (Note 6)		(1,543,643)		(1,543,643)
Total other income (expense), net		(769,425)		(769,425)
Net loss		(1,251,063)		(1,251,063)
Adjusted balances
DISPOSALS AND DISCONTINUED OPERATIONS
Revenues		8,662,091		17,650,434
Cost of revenues		5,677,054		11,651,664
Gross profit		2,985,037		5,998,770
Selling, general and administrative expenses		6,785,958		13,073,134
Loss from operations		(3,800,921)		(7,074,364)
Other income (expense):
Interest expense		102,171		595,635
Loss on extinguishment of debt and vendor payable		(825,067)		(3,331,474)
Change in fair value of convertible debt		(510,577)		(830,272)
Change in fair value of forward purchase agreement				(971,000)
Change in fair value of derivative liabilities		(510,661)		(544,209)
Bargain Purchase Gain		(2,486,702)		2,486,702
Change in fair value on 3(a)(10) Settlement Agreement (Note 6)		(1,335,928)		(925,677)
Other income (expense), net		(58,548)		151,419
Total other income (expense), net		(856,250)		(4,560,146)
Net loss		(4,657,171)		(11,634,510)
Discontinued operations
DISPOSALS AND DISCONTINUED OPERATIONS
Revenues					33,072,261	21,078,971
Cost of revenues					22,145,343	15,556,499
Gross profit					10,926,918	5,522,472
Selling, general and administrative expenses					22,314,329	14,388,877
Loss on impairment of intangible assets and goodwill					(548,492)	(2,403,628)
Loss from operations					(11,935,903)	(11,270,033)
Other income (expense):
Other income (expense), net					(5,317,570)	(10,892,477)
Net loss					16,057,672	22,508,208
Results of discontinued operations:
Revenues	427,389	776,890	954,539	1,510,877	2,764,548	1,573,914
Cost of revenues	438,695	672,607	965,410	1,318,302	2,225,912	1,149,678
Gross Profit	(11,306)	104,283	(10,871)	192,575	538,636	424,236
Selling, general and administrative expenses	153,557	364,723	522,930	516,923	1,188,520	756,552
Loss from operations	(164,863)	(260,440)	(533,801)	(324,348)	(649,884)	(332,316)
Other income / (expense):
Interest expense	46,340	16,414	116,458	22,559	127,776	18,209
Bargain Purchase Gain		2,486,702		2,486,702	2,121,079
Other income (expense), net	(14,629)	26,916	(16,059)	(10,974)	(163,704)	4,827
Total other income (expense), net	(60,969)	2,497,204	(132,517)	2,453,169	1,829,599	(13,382)
Income from discontinued operations, net of tax	$ 13,928,079	$ 2,236,764	$ 13,487,593	$ 2,128,821	1,195,801	(345,698)
Net loss from continuing operations					$ (17,253,473)	$ (22,162,510)